AGF Investments Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2022 (Unaudited)

Investments	Shares		Value ($)
LONG POSITIONS - 88.5%

COMMON STOCKS - 88.5%

Aerospace & Defense - 2.9%
BWX Technologies, Inc.(a)	12,410		668,403
General Dynamics Corp.	2,628		633,821
Huntington Ingalls Industries, Inc.	3,066		611,483
L3Harris Technologies, Inc.	2,628		652,979
Lockheed Martin Corp.	1,460		644,444
Northrop Grumman Corp.	1,460		652,941
			3,864,071
Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.(a)	6,132		660,478

Airlines - 0.4%
Southwest Airlines Co.*	12,702		581,752

Automobiles - 0.4%
Thor Industries, Inc.	6,716		528,549

Banks - 1.2%
Bank OZK	12,118		517,439
People's United Financial, Inc.	27,010		539,930
Wintrust Financial Corp.	5,840		542,711
			1,600,080
Biotechnology - 4.4%
ACADIA Pharmaceuticals, Inc.*(a)	22,776		551,635
Alkermes plc*(a)	23,214		610,760
Alnylam Pharmaceuticals, Inc.*(a)	3,796		619,849
Biohaven Pharmaceutical Holding Co. Ltd.*(a)	4,380		519,337
Exelixis, Inc.*	28,908		655,344
Gilead Sciences, Inc.	9,198		546,821
Incyte Corp.*	8,322		660,933
Neurocrine Biosciences, Inc.*	6,570		615,937
Vertex Pharmaceuticals, Inc.*	2,482		647,728
Vir Biotechnology, Inc.*	20,148		518,207
			5,946,551
Capital Markets - 2.5%
Cboe Global Markets, Inc.(a)	4,964		567,981
CME Group, Inc.(a)	2,336		555,641
FactSet Research Systems, Inc.	1,460		633,859
MarketAxess Holdings, Inc.	1,460		496,692
Morgan Stanley	5,986		523,176
Virtu Financial, Inc., Class A	16,352		608,622
			3,385,971
Chemicals - 0.9%
Air Products and Chemicals, Inc.(a)	2,336		583,790
NewMarket Corp.	1,752		568,314
			1,152,104
Commercial Services & Supplies - 2.4%
Clean Harbors, Inc.*(a)	5,986		668,277
Republic Services, Inc.	4,818		638,385
Rollins, Inc.	18,542		649,897
Stericycle, Inc.*	9,928		584,958
Waste Management, Inc.	3,942		624,807
			3,166,324
Construction & Engineering - 0.4%
MDU Resources Group, Inc.	21,170		564,180

Consumer Finance - 0.4%
FirstCash Holdings, Inc.	7,592		534,021

Containers & Packaging - 3.5%
Amcor plc(a)	48,180		545,879
Ball Corp.(a)	6,278		565,020
Crown Holdings, Inc.(a)	4,672		584,421
International Paper Co.	12,410		572,722
Packaging Corp. of America	3,796		592,594
Silgan Holdings, Inc.	13,432		620,961
Sonoco Products Co.	9,782		611,962
Westrock Co.	12,410		583,642
			4,677,201
Diversified Consumer Services - 2.8%
Bright Horizons Family Solutions, Inc.*(a)	4,380		581,182
Chegg, Inc.*(a)	19,272		699,188
Grand Canyon Education, Inc.*	6,424		623,835
H&R Block, Inc.	23,798		619,700
Service Corp. International	9,636		634,242
Terminix Global Holdings, Inc.*	13,578		619,564
			3,777,711
Diversified Financial Services - 0.5%
Apollo Global Management, Inc.	—	(b)	23
Berkshire Hathaway, Inc., Class B*(a)	1,752		618,298
			618,321
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	23,798		562,347
Verizon Communications, Inc.	10,512		535,481
			1,097,828
Electric Utilities - 3.3%
American Electric Power Co., Inc.(a)	6,570		655,489
Constellation Energy Corp.	1		38
Duke Energy Corp.	5,694		635,792
Eversource Energy	7,008		618,036
IDACORP, Inc.	5,548		640,017
PNM Resources, Inc.	12,702		605,504
PPL Corp.	21,462		612,955
Xcel Energy, Inc.	8,614		621,672
			4,389,503
Electronic Equipment, Instruments & Components - 0.4%
Coherent, Inc.*(a)	2,190		598,658

Energy Equipment & Services - 0.5%
Baker Hughes Co.(a)	19,272		701,694

AGF Investments Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Investments	Shares		Value ($)
Entertainment - 1.7%
Activision Blizzard, Inc.(a)	7,008		561,411
Electronic Arts, Inc.	4,380		554,114
Take-Two Interactive Software, Inc.*	3,504		538,705
Zynga, Inc., Class A*	64,386		594,926
			2,249,156
Equity Real Estate Investment Trusts (REITs) - 6.6%
Boston Properties, Inc.(a)	4,672		601,754
Crown Castle International Corp.(a)	3,504		646,838
Digital Realty Trust, Inc.(a)	4,234		600,381
Douglas Emmett, Inc.(a)	18,104		605,036
Equity Commonwealth*	21,024		593,087
Healthcare Trust of America, Inc., Class A	19,126		599,409
Healthpeak Properties, Inc.	18,104		621,510
Iron Mountain, Inc.	13,286		736,177
Omega Healthcare Investors, Inc.	20,294		632,361
Public Storage	1,606		626,790
SL Green Realty Corp.	—	(b)	21
Ventas, Inc.	10,950		676,272
Vornado Realty Trust	13,432		608,738
Welltower, Inc.	7,008		673,749
WP Carey, Inc.	7,446		601,935
			8,824,058
Food Products - 2.9%
Campbell Soup Co.(a)	12,556		559,621
Conagra Brands, Inc.(a)	15,768		529,332
Flowers Foods, Inc.	19,710		506,744
General Mills, Inc.	8,322		563,566
Hormel Foods Corp.	11,826		609,512
J M Smucker Co. (The)	4,088		553,556
Kellogg Co.	8,468		546,101
			3,868,432
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories(a)	4,818		570,258
Baxter International, Inc.(a)	6,570		509,438
Becton Dickinson and Co.(a)	2,044		543,704
ICU Medical, Inc.*	2,628		585,098
Quidel Corp.*	5,402		607,509
Tandem Diabetes Care, Inc.*	5,402		628,199
			3,444,206
Health Care Providers & Services - 1.8%
HealthEquity, Inc.*	10,512		708,929
Laboratory Corp. of America Holdings*	2,044		538,921
Premier, Inc., Class A	15,768		561,183
Quest Diagnostics, Inc.(a)	4,380		599,447
			2,408,480
Health Care Technology - 0.4%
Cerner Corp.(a)	5,986		560,050

Hotels, Restaurants & Leisure - 2.9%
Hilton Worldwide Holdings, Inc.*	3,942		598,159
Las Vegas Sands Corp.*	12,410		482,377
Marriott International, Inc., Class A*	3,358		590,169
McDonald's Corp.	2,336		577,646
Vail Resorts, Inc.	2,190		569,991
Wendy's Co. (The)	25,550		561,333
Wyndham Hotels & Resorts, Inc.	6,716		568,778
			3,948,453
Household Durables - 0.4%
Newell Brands, Inc.	22,922		490,760

Household Products - 0.8%
Clorox Co. (The)(a)	3,796		527,758
Kimberly-Clark Corp.	4,234		521,459
			1,049,217
Industrial Conglomerates - 0.8%
3M Co.	3,942		586,885
General Electric Co.	5,986		547,719
			1,134,604
Insurance - 5.9%
Allstate Corp. (The)(a)	4,526		626,896
Arthur J Gallagher & Co.(a)	3,650		637,290
Axis Capital Holdings Ltd.(a)	10,074		609,175
Cincinnati Financial Corp.(a)	4,526		615,355
Everest Re Group Ltd.	1,898		572,019
Hanover Insurance Group, Inc. (The)	4,088		611,238
Hartford Financial Services Group, Inc. (The)	8,030		576,634
Mercury General Corp.	10,366		570,130
MetLife, Inc.	8,176		574,609
Progressive Corp. (The)	5,402		615,774
RenaissanceRe Holdings Ltd.	3,796		601,704
Travelers Cos., Inc. (The)	3,358		613,608
White Mountains Insurance Group Ltd.	584		663,564
			7,887,996
IT Services - 7.3%
Akamai Technologies, Inc.*(a)	5,694		679,807
Amdocs Ltd.(a)	7,300		600,133
Automatic Data Processing, Inc.(a)	2,920		664,417
Broadridge Financial Solutions, Inc.(a)	3,942		613,809
Cognizant Technology Solutions Corp., Class A(a)	6,570		589,132
Concentrix Corp.(a)	2,920		486,355
Fidelity National Information Services, Inc.	6,132		615,775
Fiserv, Inc.*	6,132		621,785
Global Payments, Inc.	4,234		579,381
International Business Machines Corp.	4,526		588,470
Jack Henry & Associates, Inc.	3,358		661,694
Maximus, Inc.	7,592		569,020
Paychex, Inc.	4,964		677,437
VeriSign, Inc.*	2,774		617,104
Western Union Co. (The)	29,054		544,472

AGF Investments Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Investments	Shares		Value ($)
WEX, Inc.*	3,504		625,289
			9,734,080
Leisure Products - 1.2%
Hasbro, Inc.	6,132		502,334
Mattel, Inc.*	23,506		522,068
Peloton Interactive, Inc., Class A*	20,732		547,739
			1,572,141
Machinery - 2.2%
Allison Transmission Holdings, Inc.(a)	14,308		561,732
Cummins, Inc.(a)	2,774		568,975
Deere & Co.(a)	1,606		667,229
Lincoln Electric Holdings, Inc.	4,526		623,728
Otis Worldwide Corp.	7,446		572,970
			2,994,634
Media - 1.2%
Comcast Corp., Class A(a)	12,410		581,036
Discovery, Inc., Class C*(a)	20,002		499,450
Omnicom Group, Inc.	6,716		570,054
			1,650,540
Metals & Mining - 0.5%
Newmont Corp.	8,176		649,583

Mortgage Real Estate Investment Trusts (REITs) - 0.9%
AGNC Investment Corp.(a)	43,946		575,693
Annaly Capital Management, Inc.	82,636		581,757
			1,157,450
Multiline Retail - 1.4%
Dollar General Corp.(a)	2,920		650,080
Dollar Tree, Inc.*(a)	4,088		654,693
Target Corp.	2,920		619,682
			1,924,455
Multi-Utilities - 1.0%
DTE Energy Co.	4,818		636,988
WEC Energy Group, Inc.	6,424		641,179
			1,278,167
Oil, Gas & Consumable Fuels - 2.4%
Equitrans Midstream Corp.	89,206		752,899
Exxon Mobil Corp.	7,300		602,907
Hess Corp.	5,986		640,741
Pioneer Natural Resources Co.	2,482		620,575
Williams Cos., Inc. (The)	18,688		624,366
			3,241,488
Pharmaceuticals - 1.8%
Bristol-Myers Squibb Co.(a)	8,322		607,756
Elanco Animal Health, Inc.*	21,754		567,562
Merck & Co., Inc.	7,446		610,944
Perrigo Co. plc	15,622		600,353
			2,386,615
Professional Services - 2.9%
Booz Allen Hamilton Holding Corp.(a)	8,030		705,355
CACI International, Inc., Class A*(a)	2,336		703,743
Dun & Bradstreet Holdings, Inc.*(a)	31,682		555,069
FTI Consulting, Inc.*	4,088		642,715
Leidos Holdings, Inc.	6,132		662,379
Science Applications International Corp.	7,154		659,384
			3,928,645
Road & Rail - 0.9%
Canadian Pacific Railway Ltd.	—	(b)	5
Norfolk Southern Corp.	2,190		624,632
Union Pacific Corp.	2,336		638,218
			1,262,855
Semiconductors & Semiconductor Equipment - 0.5%
Intel Corp.	12,556		622,275

Software - 5.4%
Black Knight, Inc.*(a)	10,512		609,591
CDK Global, Inc.(a)	12,556		611,226
Citrix Systems, Inc.(a)	5,548		559,793
Dolby Laboratories, Inc., Class A(a)	7,592		593,846
Dropbox, Inc., Class A*(a)	26,718		621,194
Five9, Inc.*	5,402		596,381
Mandiant Corp.*	33,872		755,684
NortonLifeLock, Inc.	21,170		561,428
Verint Systems, Inc.*	11,242		581,211
VMware, Inc., Class A	4,818		548,626
Zendesk, Inc.*	4,964		597,120
Zoom Video Communications, Inc., Class A*	4,672		547,699
			7,183,799
Specialty Retail - 1.5%
GameStop Corp., Class A*	4,818		802,583
Murphy USA, Inc.	3,066		613,077
O'Reilly Automotive, Inc.*	876		600,025
			2,015,685
Technology Hardware, Storage & Peripherals - 0.8%
Dell Technologies, Inc., Class C*(a)	9,928		498,286
Western Digital Corp.*	10,804		536,419
			1,034,705
Thrifts & Mortgage Finance - 0.8%
New York Community Bancorp, Inc.	49,640		532,141
Rocket Cos., Inc., Class A	50,662		563,361
			1,095,502
Tobacco - 0.4%
Philip Morris International, Inc.	5,110		480,033

Trading Companies & Distributors - 0.4%
WW Grainger, Inc.	1,168		602,443

AGF Investments Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Investments	Shares	Value ($)
TOTAL COMMON STOCKS (COST $113,167,070)		118,525,504

TOTAL LONG POSITIONS (Cost $113,167,070)		118,525,504

SHORT POSITIONS - (88.3)%

COMMON STOCKS - (87.9)%

Aerospace & Defense - (0.8)%
Axon Enterprise, Inc.*	(4,380)	(603,257)
Boeing Co. (The)*	(2,774)	(531,221)
		(1,134,478)
Auto Components - (0.9)%
Fox Factory Holding Corp.*	(4,526)	(443,322)
QuantumScape Corp.*	(38,106)	(761,739)
		(1,205,061)
Automobiles - (0.6)%
Tesla, Inc.*	(730)	(786,648)

Banks - (1.5)%
First Citizens BancShares, Inc., Class A	(730)	(485,888)
First Republic Bank	(3,358)	(544,332)
SVB Financial Group*	(876)	(490,078)
Wells Fargo & Co.	(9,928)	(481,111)
		(2,001,409)
Biotechnology - (1.8)%
Blueprint Medicines Corp.*	(8,468)	(540,936)
Intellia Therapeutics, Inc.*	(6,716)	(488,052)
Natera, Inc.*	(8,906)	(362,296)
Novavax, Inc.*	(7,300)	(537,645)
Twist Bioscience Corp.*	(10,950)	(540,711)
		(2,469,640)
Building Products - (1.1)%
Advanced Drainage Systems, Inc.	(4,964)	(589,773)
Builders FirstSource, Inc.*	(8,030)	(518,256)
Trex Co., Inc.*	(6,570)	(429,218)
		(1,537,247)
Capital Markets - (6.2)%
Affiliated Managers Group, Inc.	(3,942)	(555,625)
Ares Management Corp.	(7,300)	(592,979)
BlackRock, Inc.	(730)	(557,844)
Blackstone, Inc.	(4,380)	(555,997)
Carlyle Group, Inc. (The)	(12,118)	(592,691)
Franklin Resources, Inc.	(18,542)	(517,693)
Goldman Sachs Group, Inc. (The)	(1,606)	(530,141)
Invesco Ltd.	(25,404)	(585,816)
Janus Henderson Group plc	(16,352)	(572,647)
Jefferies Financial Group, Inc.	(15,184)	(498,794)
KKR & Co., Inc.	(9,198)	(537,807)
Morningstar, Inc.	(2,044)	(558,360)
MSCI, Inc.	(1,022)	(513,943)
Northern Trust Corp.	(4,672)	(544,055)
State Street Corp.	(6,132)	(534,220)
		(8,248,612)
Chemicals - (1.4)%
Albemarle Corp.	(2,920)	(645,758)
Chemours Co. (The)	(19,126)	(602,086)
Olin Corp.	(11,096)	(580,099)
		(1,827,943)
Commercial Services & Supplies - (1.8)%
ADT, Inc.	(77,088)	(585,098)
Cintas Corp.	(1,460)	(621,070)
Copart, Inc.*	(4,526)	(567,877)
Tetra Tech, Inc.	(3,650)	(602,031)
		(2,376,076)
Communications Equipment - (0.5)%
Arista Networks, Inc.*	(4,526)	(629,023)

Construction & Engineering - (0.4)%
AECOM	(7,592)	(583,142)

Consumer Finance - (1.1)%
American Express Co.	(2,774)	(518,738)
Discover Financial Services	(4,526)	(498,720)
SLM Corp.	(28,178)	(517,348)
		(1,534,806)
Diversified Financial Services - (0.4)%
Apollo Global Management, Inc.	(8,614)	(534,004)

Electric Utilities - (1.3)%
ALLETE, Inc.	(8,906)	(596,524)
Constellation Energy Corp.	(1)	(38)
NRG Energy, Inc.	(14,600)	(560,056)
PG&E Corp.*	(49,494)	(590,958)
		(1,747,576)
Electrical Equipment - (3.0)%
Acuity Brands, Inc.	(3,066)	(580,394)
EnerSys	(7,592)	(566,136)
Generac Holdings, Inc.*	(2,044)	(607,599)
Plug Power, Inc.*	(27,156)	(776,933)
Sunrun, Inc.*	(26,864)	(815,860)
Vertiv Holdings Co.	(43,362)	(607,068)
		(3,953,990)
Electronic Equipment, Instruments & Components - (0.4)%
Jabil, Inc.	(9,344)	(576,805)

Entertainment - (1.2)%
Live Nation Entertainment, Inc.*	(4,672)	(549,614)
Netflix, Inc.*	(1,460)	(546,902)
Roku, Inc.*	(4,526)	(566,972)
		(1,663,488)
Equity Real Estate Investment Trusts (REITs) - (5.0)%
Brixmor Property Group, Inc.	(21,900)	(565,239)
Federal Realty Investment Trust	(4,672)	(570,311)

AGF Investments Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Host Hotels & Resorts, Inc.	(29,346)	(570,193)
Lamar Advertising Co., Class A	(4,964)	(576,717)
PotlatchDeltic Corp.	(10,366)	(546,599)
Rayonier, Inc.	(14,454)	(594,348)
Regency Centers Corp.	(8,176)	(583,276)
Rexford Industrial Realty, Inc.	(7,884)	(588,068)
Simon Property Group, Inc.	(3,942)	(518,609)
Spirit Realty Capital, Inc.	(11,826)	(544,233)
STORE Capital Corp.	(18,104)	(529,180)
Weyerhaeuser Co.	(14,454)	(547,807)
		(6,734,580)
Food & Staples Retailing - (2.1)%
BJ's Wholesale Club Holdings, Inc.*	(8,760)	(592,264)
Costco Wholesale Corp.	(1,022)	(588,519)
Performance Food Group Co.*	(10,074)	(512,867)
Sysco Corp.	(6,424)	(524,519)
US Foods Holding Corp.*	(14,308)	(538,410)
		(2,756,579)
Food Products - (1.0)%
Darling Ingredients, Inc.*	(8,176)	(657,187)
Freshpet, Inc.*	(6,424)	(659,359)
		(1,316,546)
Gas Utilities - (0.9)%
ONE Gas, Inc.	(7,008)	(618,386)
UGI Corp.	(14,308)	(518,236)
		(1,136,622)
Health Care Equipment & Supplies - (3.2)%
Align Technology, Inc.*	(1,168)	(509,248)
Globus Medical, Inc., Class A*	(8,030)	(592,453)
Intuitive Surgical, Inc.*	(1,898)	(572,589)
Novocure Ltd.*	(7,300)	(604,805)
Penumbra, Inc.*	(2,628)	(583,758)
Shockwave Medical, Inc.*	(3,504)	(726,589)
STAAR Surgical Co.*	(8,468)	(676,678)
		(4,266,120)
Health Care Providers & Services - (4.1)%
1Life Healthcare, Inc.*	(57,754)	(639,914)
Acadia Healthcare Co., Inc.*	(10,220)	(669,717)
Amedisys, Inc.*	(3,942)	(679,167)
Guardant Health, Inc.*	(9,052)	(599,605)
LHC Group, Inc.*	(4,380)	(738,468)
Molina Healthcare, Inc.*	(1,752)	(584,450)
Oak Street Health, Inc.*	(36,208)	(973,271)
Tenet Healthcare Corp.*	(6,716)	(577,307)
		(5,461,899)
Health Care Technology - (0.9)%
Teladoc Health, Inc.*	(8,760)	(631,859)
Veeva Systems, Inc., Class A*	(2,628)	(558,345)
		(1,190,204)
Hotels, Restaurants & Leisure - (1.7)%
Chipotle Mexican Grill, Inc.*	(438)	(692,929)
DraftKings, Inc., Class A*	(27,302)	(531,570)
Norwegian Cruise Line Holdings Ltd.*	(27,886)	(610,146)
Penn National Gaming, Inc.*	(11,388)	(483,079)
		(2,317,724)
Household Durables - (1.1)%
DR Horton, Inc.	(6,862)	(511,287)
Toll Brothers, Inc.	(10,950)	(514,869)
TopBuild Corp.*	(2,774)	(503,176)
		(1,529,332)
Independent Power and Renewable Electricity Producers - (1.0)%
AES Corp. (The)	(26,134)	(672,428)
Vistra Corp.	(25,842)	(600,826)
		(1,273,254)
Insurance - (1.6)%
Brighthouse Financial, Inc.*	(10,220)	(527,965)
Fidelity National Financial, Inc.	(11,826)	(577,582)
First American Financial Corp.	(8,176)	(529,969)
Lincoln National Corp.	(7,884)	(515,298)
		(2,150,814)
Interactive Media & Services - (2.8)%
Cargurus, Inc.*	(17,374)	(737,700)
Meta Platforms, Inc., Class A*	(2,628)	(584,362)
Pinterest, Inc., Class A*	(22,922)	(564,110)
Snap, Inc., Class A*	(14,454)	(520,200)
Twitter, Inc.*	(16,352)	(632,659)
ZoomInfo Technologies, Inc.*	(10,950)	(654,153)
		(3,693,184)
Internet & Direct Marketing Retail - (0.4)%
Etsy, Inc.*	(4,672)	(580,636)

IT Services - (2.1)%
Affirm Holdings, Inc.*	(15,330)	(709,472)
Block, Inc.*	(8,053)	(1,091,987)
Cloudflare, Inc., Class A*	(5,840)	(699,048)
EPAM Systems, Inc.*	(1,169)	(346,737)
		(2,847,244)
Leisure Products - (0.4)%
YETI Holdings, Inc.*	(9,344)	(560,453)

Life Sciences Tools & Services - (1.2)%
10X Genomics, Inc., Class A*	(7,592)	(577,523)
Bio-Techne Corp.	(1,314)	(569,015)
Pacific Biosciences of California, Inc.*	(53,436)	(486,268)
		(1,632,806)
Machinery - (1.1)%
Chart Industries, Inc.*	(4,964)	(852,666)
Crane Co.	(5,402)	(584,929)
		(1,437,595)
Metals & Mining - (3.7)%
Alcoa Corp.	(7,154)	(644,075)
Cleveland-Cliffs, Inc.*	(28,616)	(921,721)
Freeport-McMoRan, Inc.	(12,702)	(631,798)
Nucor Corp.	(4,526)	(672,790)
Reliance Steel & Aluminum Co.	(3,066)	(562,151)
Steel Dynamics, Inc.	(8,614)	(718,666)

AGF Investments Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Investments	Shares	Value ($)
United States Steel Corp.	(22,922)	(865,076)
		(5,016,277)
Multiline Retail - (0.5)%
Kohl's Corp.	(10,074)	(609,074)

Multi-Utilities - (0.5)%
CenterPoint Energy, Inc.	(20,294)	(621,808)

Oil, Gas & Consumable Fuels - (3.3)%
APA Corp.	(17,374)	(718,068)
Devon Energy Corp.	(10,074)	(595,676)
EQT Corp.	(24,674)	(849,032)
Occidental Petroleum Corp.	(13,870)	(786,984)
Ovintiv, Inc.	(13,432)	(726,268)
Texas Pacific Land Corp.	(584)	(789,632)
		(4,465,660)
Paper & Forest Products - (0.4)%
Louisiana-Pacific Corp.	(8,468)	(526,032)

Personal Products - (0.8)%
Coty, Inc., Class A*	(61,904)	(556,517)
Estee Lauder Cos., Inc. (The), Class A	(1,898)	(516,863)
		(1,073,380)
Professional Services - (2.2)%
ASGN, Inc.*	(5,110)	(596,388)
Clarivate plc*	(34,748)	(582,377)
Equifax, Inc.	(2,628)	(623,099)
KBR, Inc.	(11,826)	(647,237)
Upwork, Inc.*	(23,214)	(539,493)
		(2,988,594)
Real Estate Management & Development - (1.2)%
Howard Hughes Corp. (The)*	(5,840)	(605,082)
Opendoor Technologies, Inc.*	(56,708)	(490,524)
Redfin Corp.*	(25,112)	(453,021)
		(1,548,627)
Road & Rail - (1.7)%
Lyft, Inc., Class A*	(14,308)	(549,427)
Saia, Inc.*	(2,044)	(498,368)
Uber Technologies, Inc.*	(16,644)	(593,858)
XPO Logistics, Inc.*	(8,030)	(584,584)
		(2,226,237)
Semiconductors & Semiconductor Equipment - (6.5)%
Advanced Micro Devices, Inc.*	(1)	(62)
Applied Materials, Inc.	(4,234)	(558,041)
Azenta, Inc.	(6,424)	(532,421)
Enphase Energy, Inc.*	(4,234)	(854,337)
KLA Corp.	(1,606)	(587,892)
Lam Research Corp.	(1,022)	(549,437)
Lattice Semiconductor Corp.*	(9,344)	(569,517)
Microchip Technology, Inc.	(7,592)	(570,463)
NVIDIA Corp.	(2,336)	(637,401)
ON Semiconductor Corp.*	(9,344)	(585,028)
Silicon Laboratories, Inc.*	(3,650)	(548,230)
SolarEdge Technologies, Inc.*	(2,336)	(753,056)
Teradyne, Inc.	(4,818)	(569,632)
Universal Display Corp.	(4,088)	(682,492)
Wolfspeed, Inc.*	(5,840)	(664,942)
		(8,662,951)
Software - (5.8)%
Anaplan, Inc.*	(12,848)	(835,762)
Asana, Inc., Class A*	(11,534)	(461,014)
Bill.com Holdings, Inc.*	(2,628)	(596,004)
Digital Turbine, Inc.*	(12,556)	(550,078)
DocuSign, Inc.*	(5,110)	(547,383)
Dynatrace, Inc.*	(13,140)	(618,894)
Elastic NV*	(7,008)	(623,362)
Fortinet, Inc.*	(1,898)	(648,623)
MicroStrategy, Inc., Class A*	(876)	(426,016)
Palantir Technologies, Inc., Class A*	(51,538)	(707,617)
Smartsheet, Inc., Class A*	(10,950)	(599,841)
Trade Desk, Inc. (The), Class A*	(7,300)	(505,525)
Varonis Systems, Inc.*	(14,600)	(694,084)
		(7,814,203)
Specialty Retail - (2.3)%
Bath & Body Works, Inc.	(10,658)	(509,452)
Carvana Co.*	(4,672)	(557,323)
Dick's Sporting Goods, Inc.	(5,548)	(554,911)
Five Below, Inc.*	(3,504)	(554,929)
Floor & Decor Holdings, Inc., Class A*	(5,986)	(484,866)
RH*	(1,460)	(476,091)
		(3,137,572)
Textiles, Apparel & Luxury Goods - (1.8)%
Capri Holdings Ltd.*	(8,030)	(412,662)
Crocs, Inc.*	(6,716)	(513,102)
PVH Corp.	(5,548)	(425,032)
Skechers USA, Inc., Class A*	(11,826)	(482,028)
Under Armour, Inc., Class A*	(34,018)	(578,986)
		(2,411,810)
Thrifts & Mortgage Finance - (0.4)%
Essent Group Ltd.	(12,264)	(505,399)

Trading Companies & Distributors - (1.3)%
SiteOne Landscape Supply, Inc.*	(3,358)	(542,955)
United Rentals, Inc.*	(1,752)	(622,328)
Univar Solutions, Inc.*	(18,834)	(605,325)
		(1,770,608)
Water Utilities - (0.5)%
Essential Utilities, Inc.	(11,972)	(612,128)

TOTAL COMMON STOCKS (PROCEEDS $(121,216,656))		(117,685,900)

AGF Investments Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - (0.4)%

SPDR S&P 500 ETF Trust (Proceeds $(609,075))	(1,395)	(630,038)

TOTAL SHORT POSITIONS (Proceeds $(121,825,731))		(118,315,938)

Total Investments - 0.2% (Cost $(8,658,661))		209,566
Other assets less liabilities - 99.8%		133,704,163
Net Assets - 100.0%		133,913,729

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $35,918,121.
(b)	Amount represents less than one share.

OTC Total return swap contracts outstanding as of March 31, 2022

Notional Amount		Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Payment Frequency	Underlying Instrument(3)	Value and Unrealized Appreciation ($)
USD	16,111,043	10/2/2023	Morgan Stanley	0.68%	Monthly	Dow Jones U.S. Low Beta Total Return Index(4)	391,225
USD	(15,440,564)	10/2/2023	Morgan Stanley	(0.07)%	Monthly	Dow Jones U.S. High Beta Total Return Index(5)	703,688
							1,094,913

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.
(3)	The 50 largest components of the referenced underlying Swap Index can be found at https://www.agf.com/us/resources
(4)	The Dow Jones U.S. Low Beta Total Return Index (DJTLABT) is designed to measure the performance of 200 companies ranked as having the lowest beta. Beta is calculated using weekly returns for the previous 52 weeks. Dividends are reinvested.
(5)	The Dow Jones U.S. High Beta Total Return Index (DJTSABT) is designed to measure the performance of 200 companies ranked as having the highest beta. Beta is calculated using weekly returns for the previous 52 weeks. Dividends are reinvested.

Abbreviations

USD	US Dollar

AGF Investments Trust
AGFiQ Hedged Dividend Income Fund

Schedule of Investments

March 31, 2022 (Unaudited)

Investments	Shares	Value ($)
LONG POSITIONS - 97.7%

COMMON STOCKS - 92.8%

Banks - 2.9%
FNB Corp.	3,054	38,022
Huntington Bancshares, Inc.	2,604	38,070
United Bankshares, Inc.	1,104	38,508
		114,600
Biotechnology - 2.9%
AbbVie, Inc.(a)	234	37,934
Amgen, Inc.(a)	159	38,449
Gilead Sciences, Inc.	645	38,345
		114,728
Capital Markets - 1.9%
Franklin Resources, Inc.	1,359	37,943
Owl Rock Capital Corp.	2,589	38,266
		76,209
Construction & Engineering - 1.0%
MDU Resources Group, Inc.	1,443	38,456

Consumer Finance - 1.0%
OneMain Holdings, Inc.	807	38,260

Containers & Packaging - 1.0%
International Paper Co.	828	38,212

Diversified Telecommunication Services - 2.9%
AT&T, Inc.	1,614	38,139
Lumen Technologies, Inc.	3,390	38,205
Verizon Communications, Inc.	753	38,358
		114,702
Electric Utilities - 13.7%
American Electric Power Co., Inc.(a)	384	38,312
Duke Energy Corp.(a)	345	38,523
Edison International(a)	549	38,485
Entergy Corp.(a)	327	38,177
Evergy, Inc.	561	38,339
Eversource Energy	435	38,363
FirstEnergy Corp.	834	38,247
Hawaiian Electric Industries, Inc.	906	38,333
NRG Energy, Inc.	993	38,091
OGE Energy Corp.	939	38,292
Pinnacle West Capital Corp.	492	38,425
Portland General Electric Co.	693	38,219
PPL Corp.	1,341	38,299
Southern Co. (The)	528	38,285
		536,390
Equity Real Estate Investment Trusts (REITs) - 12.6%
Healthcare Trust of America, Inc., Class A	1,215	38,078
Highwoods Properties, Inc.	825	37,736
Iron Mountain, Inc.	687	38,067
Medical Properties Trust, Inc.	1,794	37,925
MGM Growth Properties LLC, Class A	984	38,081
National Retail Properties, Inc.	843	37,884
Omega Healthcare Investors, Inc.	1,224	38,140
Realty Income Corp.	549	38,046
SL Green Realty Corp.	465	37,749
Spirit Realty Capital, Inc.	822	37,828
STORE Capital Corp.	1,299	37,970
VICI Properties, Inc.	1,338	38,079
WP Carey, Inc.	468	37,833
		493,416
Food & Staples Retailing - 1.0%
Walgreens Boots Alliance, Inc.	855	38,278

Food Products - 5.9%
Campbell Soup Co.(a)	864	38,508
Conagra Brands, Inc.(a)	1,143	38,371
Flowers Foods, Inc.	1,497	38,488
General Mills, Inc.	564	38,194
Kellogg Co.	594	38,307
Kraft Heinz Co. (The)	975	38,405
		230,273
Gas Utilities - 1.9%
National Fuel Gas Co.	555	38,129
UGI Corp.	1,056	38,248
		76,377
Health Care Providers & Services - 1.0%
Cardinal Health, Inc.(a)	675	38,273

Household Durables - 1.0%
Leggett & Platt, Inc.	1,095	38,106

Household Products - 1.9%
Clorox Co. (The)	276	38,372
Kimberly-Clark Corp.	309	38,057
		76,429
Independent Power and Renewable Electricity Producers - 2.0%
Clearway Energy, Inc., Class C(a)	1,056	38,555
NextEra Energy Partners LP	462	38,512
		77,067
Industrial Conglomerates - 1.0%
3M Co.	258	38,411

Insurance - 1.9%
Prudential Financial, Inc.	321	37,932
Unum Group	1,209	38,096
		76,028
IT Services - 1.9%
International Business Machines Corp.	294	38,226
Western Union Co. (The)	2,031	38,061
		76,287
Machinery - 1.0%
PACCAR, Inc.	432	38,046

AGF Investments Trust

AGFiQ Hedged Dividend Income Fund

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Media - 1.9%
Interpublic Group of Cos., Inc. (The)	1,074	38,073
Omnicom Group, Inc.	447	37,942
		76,015
Metals & Mining - 1.0%
Newmont Corp.	477	37,898

Mortgage Real Estate Investment Trusts (REITs) - 2.0%
Blackstone Mortgage Trust, Inc., Class A(a)	1,209	38,434
Starwood Property Trust, Inc.	1,578	38,140
		76,574
Multi-Utilities - 6.8%
Black Hills Corp.	498	38,356
Consolidated Edison, Inc.(a)	405	38,346
DTE Energy Co.(a)	288	38,077
NiSource, Inc.	1,209	38,446
Public Service Enterprise Group, Inc.	543	38,010
Sempra Energy	228	38,331
WEC Energy Group, Inc.	384	38,327
		267,893
Oil, Gas & Consumable Fuels - 10.7%
Chevron Corp.(a)	234	38,102
Enviva, Inc.	483	38,229
Exxon Mobil Corp.	459	37,909
Hess Midstream LP, Class A	1,281	38,430
Kinder Morgan, Inc.	2,013	38,066
Marathon Petroleum Corp.	444	37,962
ONEOK, Inc.	537	37,928
Phillips 66	441	38,098
Pioneer Natural Resources Co.	150	37,505
Valero Energy Corp.	375	38,078
Williams Cos., Inc. (The)	1,140	38,087
		418,394
Paper & Forest Products - 0.0%(b)
Sylvamo Corp.*	1	33

Personal Products - 0.0%(b)
BellRing Brands, Inc.*	1	16

Pharmaceuticals - 2.0%
Bristol-Myers Squibb Co.(a)	525	38,341
Merck & Co., Inc.	468	38,399
		76,740
Semiconductors & Semiconductor Equipment - 1.0%
Intel Corp.	771	38,211

Specialty Retail - 1.0%
Best Buy Co., Inc.	417	37,905

Technology Hardware, Storage & Peripherals - 1.0%
Hewlett Packard Enterprise Co.	2,280	38,099

Textiles, Apparel & Luxury Goods - 1.0%
Hanesbrands, Inc.	2,553	38,014

Thrifts & Mortgage Finance - 1.0%
New York Community Bancorp, Inc.	3,567	38,238

Tobacco - 2.0%
Altria Group, Inc.	735	38,404
Philip Morris International, Inc.	408	38,327
		76,731
Trading Companies & Distributors - 1.0%
Watsco, Inc.	126	38,385

TOTAL COMMON STOCKS (COST $3,366,378)		3,627,694

MASTER LIMITED PARTNERSHIPS - 4.9%

Capital Markets - 0.9%
AllianceBernstein Holding LP (Cost $40,089)	813	38,227

Industrial Conglomerates - 1.0%
Icahn Enterprises LP (Cost $48,634)	741	38,480

Oil, Gas & Consumable Fuels - 3.0%
Cheniere Energy Partners LP	681	38,381
Enterprise Products Partners LP(a)	1,488	38,405
Magellan Midstream Partners LP	783	38,422
		115,208
TOTAL MASTER LIMITED PARTNERSHIPS (COST $189,777)		191,915

TOTAL LONG POSITIONS (Cost $3,556,155)		3,819,609

SHORT POSITIONS - (48.7)%

COMMON STOCKS - (48.7)%

Aerospace & Defense - (0.5)%
Boeing Co. (The)*	(51)	(9,767)

AGF Investments Trust

AGFiQ Hedged Dividend Income Fund

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Investments	Shares	Value ($)
TransDigm Group, Inc.*	(15)	(9,773)
		(19,540)
Airlines - (0.7)%
Delta Air Lines, Inc.*	(243)	(9,615)
Southwest Airlines Co.*	(210)	(9,618)
United Airlines Holdings, Inc.*	(207)	(9,597)
		(28,830)
Automobiles - (0.5)%
General Motors Co.*	(219)	(9,579)
Tesla, Inc.*	(9)	(9,698)
		(19,277)
Banks - (1.7)%
Cadence Bank	(327)	(9,568)
First Citizens BancShares, Inc., Class A	(15)	(9,984)
First Republic Bank	(60)	(9,726)
Pinnacle Financial Partners, Inc.	(105)	(9,668)
ServisFirst Bancshares, Inc.	(99)	(9,434)
Signature Bank	(33)	(9,685)
SVB Financial Group*	(18)	(10,070)
		(68,135)
Beverages - (1.7)%
Boston Beer Co., Inc. (The), Class A*	(24)	(9,323)
Brown-Forman Corp., Class B	(144)	(9,651)
Celsius Holdings, Inc.*	(174)	(9,601)
Coca-Cola Consolidated, Inc.	(18)	(8,943)
Constellation Brands, Inc., Class A	(42)	(9,674)
Molson Coors Beverage Co., Class B	(180)	(9,609)
Monster Beverage Corp.*	(120)	(9,588)
		(66,389)
Capital Markets - (4.1)%
Affiliated Managers Group, Inc.	(66)	(9,303)
Charles Schwab Corp. (The)	(108)	(9,105)
Coinbase Global, Inc., Class A*	(51)	(9,683)
FactSet Research Systems, Inc.	(21)	(9,117)
Interactive Brokers Group, Inc., Class A	(144)	(9,491)
Intercontinental Exchange, Inc.	(72)	(9,513)
KKR & Co., Inc.	(162)	(9,472)
LPL Financial Holdings, Inc.	(51)	(9,317)
MarketAxess Holdings, Inc.	(27)	(9,185)
Moody's Corp.	(27)	(9,110)
Morningstar, Inc.	(36)	(9,834)
MSCI, Inc.	(18)	(9,052)
Raymond James Financial, Inc.	(90)	(9,892)
Robinhood Markets, Inc., Class A*	(705)	(9,525)
S&P Global, Inc.	(24)	(9,844)
Stifel Financial Corp.	(138)	(9,370)
Tradeweb Markets, Inc., Class A	(108)	(9,490)
		(160,303)
Commercial Services & Supplies - (0.2)%
Copart, Inc.*	(75)	(9,410)

Consumer Finance - (1.0)%
American Express Co.	(51)	(9,537)
Credit Acceptance Corp.*	(18)	(9,906)
SLM Corp.	(525)	(9,639)
Upstart Holdings, Inc.*	(87)	(9,491)
		(38,573)
Containers & Packaging - (0.2)%
Berry Global Group, Inc.*	(165)	(9,563)

Diversified Financial Services - (0.5)%
Berkshire Hathaway, Inc., Class B*	(27)	(9,529)
Voya Financial, Inc.	(144)	(9,554)
		(19,083)
Electric Utilities - (4.9)%
Alliant Energy Corp.	(504)	(31,490)
Exelon Corp.	(672)	(32,007)
IDACORP, Inc.	(273)	(31,493)
NextEra Energy, Inc.	(375)	(31,766)
PG&E Corp.*	(2,664)	(31,808)
Xcel Energy, Inc.	(444)	(32,044)
		(190,608)
Electrical Equipment - (0.3)%
Generac Holdings, Inc.*	(33)	(9,810)

Energy Equipment & Services - (0.7)%
Baker Hughes Co.	(264)	(9,612)
Halliburton Co.	(252)	(9,543)
NOV, Inc.	(489)	(9,590)
		(28,745)
Entertainment - (1.0)%
Liberty Media Corp-Liberty Formula One, Class C*	(138)	(9,638)
Netflix, Inc.*	(27)	(10,114)
ROBLOX Corp., Class A*	(207)	(9,572)
Walt Disney Co. (The)*	(69)	(9,464)
		(38,788)
Equity Real Estate Investment Trusts (REITs) - (1.2)%
American Homes 4 Rent, Class A	(237)	(9,487)
DigitalBridge Group, Inc.*	(1,317)	(9,482)
Host Hotels & Resorts, Inc.	(486)	(9,443)
Ryman Hospitality Properties, Inc.*	(102)	(9,463)
SBA Communications Corp.	(27)	(9,291)
		(47,166)
Food & Staples Retailing - (1.7)%
BJ's Wholesale Club Holdings, Inc.*	(141)	(9,533)
Casey's General Stores, Inc.	(48)	(9,512)
Costco Wholesale Corp.	(18)	(10,365)
Kroger Co. (The)	(168)	(9,638)
Performance Food Group Co.*	(186)	(9,469)
US Foods Holding Corp.*	(258)	(9,709)
Walmart, Inc.	(63)	(9,382)
		(67,608)

AGF Investments Trust

AGFiQ Hedged Dividend Income Fund

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Food Products - (1.5)%
Darling Ingredients, Inc.*	(117)	(9,405)
Hershey Co. (The)	(45)	(9,748)
Lamb Weston Holdings, Inc.	(159)	(9,526)
Lancaster Colony Corp.	(66)	(9,844)
McCormick & Co., Inc. (Non-Voting)	(93)	(9,281)
Post Holdings, Inc.*	(138)	(9,558)
		(57,362)
Gas Utilities - (0.8)%
Atmos Energy Corp.	(267)	(31,904)

Health Care Equipment & Supplies - (1.4)%
Align Technology, Inc.*	(21)	(9,156)
Boston Scientific Corp.*	(207)	(9,168)
DexCom, Inc.*	(18)	(9,209)
Edwards Lifesciences Corp.*	(81)	(9,535)
IDEXX Laboratories, Inc.*	(18)	(9,847)
Intuitive Surgical, Inc.*	(30)	(9,051)
		(55,966)
Health Care Providers & Services - (0.5)%
Centene Corp.*	(114)	(9,597)
Laboratory Corp. of America Holdings*	(36)	(9,492)
		(19,089)
Health Care Technology - (0.2)%
Veeva Systems, Inc., Class A*	(45)	(9,561)

Hotels, Restaurants & Leisure - (0.5)%
Airbnb, Inc., Class A*	(57)	(9,790)
Marriott International, Inc., Class A*	(54)	(9,491)
		(19,281)
Household Products - (0.2)%
Church & Dwight Co., Inc.	(96)	(9,540)

Independent Power and Renewable Electricity Producers - (1.6)%
AES Corp. (The)	(1,242)	(31,957)
Vistra Corp.	(1,368)	(31,806)
		(63,763)
Insurance - (2.2)%
Alleghany Corp.*	(12)	(10,164)
Brown & Brown, Inc.	(129)	(9,323)
Globe Life, Inc.	(96)	(9,658)
Kinsale Capital Group, Inc.	(42)	(9,577)
Loews Corp.	(147)	(9,528)
Markel Corp.*	(6)	(8,851)
RLI Corp.	(84)	(9,293)
Ryan Specialty Group Holdings, Inc., Class A*	(246)	(9,542)
W R Berkley Corp.	(144)	(9,589)
		(85,525)
Interactive Media & Services - (0.9)%
Alphabet, Inc., Class A*	(3)	(8,344)
Match Group, Inc.*	(87)	(9,461)
Meta Platforms, Inc., Class A*	(42)	(9,339)
Snap, Inc., Class A*	(267)	(9,609)
		(36,753)
Internet & Direct Marketing Retail - (0.3)%
Amazon.com, Inc.*	(3)	(9,780)

IT Services - (0.7)%
Block, Inc.*	(69)	(9,356)
PayPal Holdings, Inc.*	(81)	(9,368)
Snowflake, Inc., Class A*	(42)	(9,624)
		(28,348)
Life Sciences Tools & Services - (0.7)%
Illumina, Inc.*	(27)	(9,434)
IQVIA Holdings, Inc.*	(42)	(9,711)
Mettler-Toledo International, Inc.*	(6)	(8,239)
		(27,384)
Media - (0.3)%
Charter Communications, Inc., Class A*	(18)	(9,819)

Metals & Mining - (0.7)%
Alcoa Corp.	(105)	(9,453)
Cleveland-Cliffs, Inc.*	(294)	(9,470)
MP Materials Corp.*	(165)	(9,461)
		(28,384)
Multi-Utilities - (3.3)%
Ameren Corp.	(339)	(31,784)
CenterPoint Energy, Inc.	(1,038)	(31,804)
CMS Energy Corp.	(456)	(31,893)
Dominion Energy, Inc.	(375)	(31,864)
		(127,345)
Oil, Gas & Consumable Fuels - (6.1)%
Antero Resources Corp.*	(309)	(9,434)
APA Corp.	(228)	(9,423)
Cheniere Energy, Inc.	(69)	(9,567)
Chesapeake Energy Corp.	(111)	(9,657)
ConocoPhillips	(96)	(9,600)
Coterra Energy, Inc.	(354)	(9,547)
Devon Energy Corp.	(159)	(9,402)
Diamondback Energy, Inc.	(69)	(9,459)
DT Midstream, Inc.	(177)	(9,604)
EOG Resources, Inc.	(81)	(9,658)
EQT Corp.	(279)	(9,600)
Hess Corp.	(87)	(9,313)
HF Sinclair Corp.*	(243)	(9,684)
Magnolia Oil & Gas Corp., Class A	(402)	(9,507)
Marathon Oil Corp.	(378)	(9,492)
Matador Resources Co.	(180)	(9,536)
Murphy Oil Corp.	(237)	(9,572)
Occidental Petroleum Corp.	(165)	(9,362)
Ovintiv, Inc.	(174)	(9,408)
PDC Energy, Inc.	(132)	(9,594)
Range Resources Corp.*	(309)	(9,387)

AGF Investments Trust

AGFiQ Hedged Dividend Income Fund

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Southwestern Energy Co.*	(1,332)	(9,550)
Targa Resources Corp.	(126)	(9,509)
Texas Pacific Land Corp.	(6)	(8,113)
Viper Energy Partners LP	(321)	(9,492)
		(236,470)
Personal Products - (0.3)%
BellRing Brands, Inc.*	(1)	(16)
Estee Lauder Cos., Inc. (The), Class A	(36)	(9,803)
		(9,819)
Pharmaceuticals - 0.0%(b)
AstraZeneca plc, ADR	(1)	(64)

Professional Services - (0.3)%
CoStar Group, Inc.*	(144)	(9,592)

Real Estate Management & Development - (1.2)%
CBRE Group, Inc., Class A*	(102)	(9,335)
Howard Hughes Corp. (The)*	(93)	(9,636)
Jones Lang LaSalle, Inc.*	(39)	(9,339)
Opendoor Technologies, Inc.*	(1,116)	(9,653)
Zillow Group, Inc., Class C*	(192)	(9,464)
		(47,427)
Road & Rail - (0.3)%
Uber Technologies, Inc.*	(270)	(9,634)

Semiconductors & Semiconductor Equipment - (0.2)%
Advanced Micro Devices, Inc.*	(87)	(9,513)

Software - (1.0)%
Adobe, Inc.*	(21)	(9,568)
salesforce.com, Inc.*	(45)	(9,555)
ServiceNow, Inc.*	(18)	(10,024)
VMware, Inc., Class A	(84)	(9,565)
		(38,712)
Specialty Retail - (0.3)%
O'Reilly Automotive, Inc.*	(15)	(10,274)

Thrifts & Mortgage Finance - (0.2)%
Rocket Cos., Inc., Class A	(636)	(7,072)

Trading Companies & Distributors - (0.2)%
United Rentals, Inc.*	(27)	(9,591)

Water Utilities - (1.6)%
American Water Works Co., Inc.	(192)	(31,782)
Essential Utilities, Inc.	(621)	(31,751)
		(63,533)
Wireless Telecommunication Services - (0.3)%
T-Mobile US, Inc.*	(78)	(10,011)

TOTAL COMMON STOCKS (PROCEEDS $(1,783,144))		(1,903,344)

TOTAL SHORT POSITIONS (Proceeds $(1,783,144))		(1,903,344)

Total Investments - 49.0% (Cost $1,773,011)		1,916,265
Other assets less liabilities - 51.0%		1,994,910
Net Assets - 100.0%		3,911,175

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $604,485.
(b)	Represents less than 0.05% of net assets.

AGF Investments Trust

AGFiQ Global Infrastructure ETF

Schedule of Investments

March 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 97.9%

Commercial Services & Supplies - 0.3%
Cleanaway Waste Management Ltd.	5,880	13,472

Construction & Engineering - 3.9%
Quanta Services, Inc.	210	27,638
Vinci SA	1,389	142,008
		169,646
Diversified Telecommunication Services - 1.5%
Cellnex Telecom SA	591	28,328
China Tower Corp. Ltd., Class H	134,844	15,108
Cogent Communications Holdings, Inc.	180	11,943
Lumen Technologies, Inc.	726	8,182
		63,561
Electric Utilities - 12.7%
Chubu Electric Power Co., Inc.	1,131	11,718
Cia Energetica de Minas Gerais (Preference)	8,205	26,212
Contact Energy Ltd.	2,886	16,257
Duke Energy Corp.	342	38,188
Edison International	291	20,399
Endesa SA	948	20,688
Eversource Energy	648	57,147
FirstEnergy Corp.	1,002	45,952
Fortis, Inc.	285	14,096
Fortum OYJ	822	14,922
Iberdrola SA	2,539	27,635
Mercury NZ Ltd.	2,361	9,700
NextEra Energy, Inc.	553	46,845
OGE Energy Corp.	483	19,697
PG&E Corp.*	1,101	13,146
Southern Co. (The)	636	46,116
SSE plc	1,956	44,787
Verbund AG	364	38,326
Xcel Energy, Inc.	609	43,952
		555,783
Electrical Equipment - 0.9%
Emerson Electric Co.	222	21,767
Stem, Inc.*	1,407	15,491
		37,258
Equity Real Estate Investment Trusts (REITs) - 14.8%
American Tower Corp.	1,206	302,972
Crown Castle International Corp.	1,185	218,751
Healthcare Trust of America, Inc., Class A	645	20,214
Iron Mountain, Inc.	612	33,911
SBA Communications Corp.	180	61,938
STAG Industrial, Inc.	195	8,063
		645,849
Gas Utilities - 5.6%
APA Group	4,176	33,116
Enagas SA	882	19,599
ENN Energy Holdings Ltd.	1,976	29,448
Italgas SpA	4,836	31,051
Kunlun Energy Co. Ltd.	25,500	22,073
National Fuel Gas Co.	330	22,671
Snam SpA	14,739	85,118
		243,076
Independent Power and Renewable Electricity Producers - 3.5%
Capital Power Corp.	567	18,464
China Longyuan Power Group Corp. Ltd., Class H	9,999	22,665
Clearway Energy, Inc.	876	31,983
Engie Brasil Energia SA	2,997	27,219
Northland Power, Inc.	792	26,329
TransAlta Renewables, Inc.	1,611	23,814
		150,474
Interactive Media & Services - 1.9%
Alphabet, Inc., Class C*	30	83,790

Internet & Direct Marketing Retail - 0.9%
Amazon.com, Inc.*	12	39,119

IT Services - 0.4%
GDS Holdings Ltd., Class A*	3,675	18,358

Machinery - 0.3%
Xylem, Inc.	168	14,324

Media - 0.7%
SES SA, Receipts	3,297	30,013

Metals & Mining - 0.3%
Sims Ltd.	879	14,092

Multi-Utilities - 10.5%
Algonquin Power & Utilities Corp.	3,021	46,856
Consolidated Edison, Inc.	417	39,481
E.ON SE	1,536	17,863
National Grid plc	10,155	155,978
REN - Redes Energeticas Nacionais SGPS SA	5,475	17,252
RWE AG	936	40,827
Sempra Energy	681	114,490
WEC Energy Group, Inc.	270	26,949
		459,696
Oil, Gas & Consumable Fuels - 23.7%
Cheniere Energy, Inc.	378	52,410
Enbridge, Inc.	8,295	381,856
Kinder Morgan, Inc.	7,709	145,777
Neste OYJ	406	18,496
ONEOK, Inc.	1,695	119,718
Pembina Pipeline Corp.	1,344	50,496

AGF Investments Trust

AGFiQ Global Infrastructure ETF

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Targa Resources Corp.	1,044	78,791
TC Energy Corp.	2,019	113,874
Williams Cos., Inc. (The)	2,178	72,767
		1,034,185
Road & Rail - 3.9%
Aurizon Holdings Ltd.	14,721	40,423
CSX Corp.	762	28,537
Norfolk Southern Corp.	150	42,783
Union Pacific Corp.	216	59,013
		170,756
Semiconductors & Semiconductor Equipment - 0.6%
Enphase Energy, Inc.*	135	27,240

Software - 0.9%
Microsoft Corp.	126	38,847

Transportation Infrastructure - 6.7%
Aeroports de Paris*	262	39,238
China Merchants Port Holdings Co. Ltd.	22,320	40,303
COSCO SHIPPING Ports Ltd.	38,340	29,733
Flughafen Zurich AG (Registered)*	123	22,074
Grupo Aeroportuario del Pacifico SAB de CV, ADR*	195	31,440
Hutchison Port Holdings Trust	89,592	21,838
Kamigumi Co. Ltd.	1,467	26,408
Transurban Group	6,063	61,082
Westshore Terminals Investment Corp.	702	18,604
		290,720
Water Utilities - 3.9%
American Water Works Co., Inc.	656	108,588
Cia de Saneamento Basico do Estado de Sao Paulo, ADR*	2,027	19,925
United Utilities Group plc	2,814	41,477
		169,990
TOTAL COMMON STOCKS (COST $3,804,666)		4,270,249

MASTER LIMITED PARTNERSHIPS - 0.5%

Oil, Gas & Consumable Fuels - 0.5%
Energy Transfer LP (Cost $19,868)	2,014	22,537

EXCHANGE TRADED FUNDS - 0.2%

SPDR S&P Global Infrastructure ETF (Cost $7,423)	155	9,002

Total Investments - 98.6% (Cost $3,831,957)		4,301,788
Other assets less liabilities - 1.4%		61,514
Net Assets - 100.0%		4,363,302

*	Non-income producing security.

Abbreviations
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SPDR	Standard & Poor's Depositary Receipt

AGFiQ Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of March 31, 2022:

Australia	3.4%
Austria	0.9%
Brazil	1.7%
Canada	15.9%
China	4.1%
Finland	0.8%
France	4.1%
Germany	1.3%
Hong Kong	0.5%
Italy	2.7%
Japan	0.9%
Luxembourg	0.7%
Mexico	0.7%
New Zealand	0.6%
Portugal	0.4%
Spain	2.2%
Switzerland	0.5%
United Kingdom	5.5%
United States	51.7%
Other(1)	1.4%
100.0%

(1)	Includes cash and net other assets (liabilities).

AGF Investments Trust

Notes to Quarterly Schedules of Investments

March 31, 2022 (Unaudited)

Investment Valuation

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of March 31, 2022 for each Fund based upon the three levels defined above:

AGFiQ U.S. Market Neutral Anti-Beta Fund	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments
Assets
Common Stocks*	$118,525,504	$—	$—	$118,525,504
Liabilities
Common Stocks*	$(117,685,900)	$—	$—	$(117,685,900)
Exchange Traded Funds	(630,038)	—	—	(630,038)
Total Investments	$209,566	$—	$—	$209,566
Other Financial Instruments
Assets
Swap Agreements**	$—	$1,094,913	$—	$1,094,913
Total Other Financial Instruments	$—	$1,094,913	$—	$1,094,913

AGFiQ Hedged Dividend Income Fund
Investments
Assets
Common Stocks*	$3,627,694	$—	$—	$3,627,694
Master Limited Partnerships	191,915	—	—	191,915
Liabilities
Common Stocks*	$(1,903,344)	$—	$—	$(1,903,344)
Total Investments	$1,916,265	$—	$—	$1,916,265

AGF Investments Trust

Notes to Quarterly Schedules of Investments (continued)

March 31, 2022 (Unaudited)

AGFiQ Global Infrastructure ETF	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments
Common Stocks
Commercial Services& Supplies	$—	$13,472	$—	$13,472
Construction& Engineering	27,638	142,008	—	169,646
Diversified Telecommunication Services	20,125	43,436	—	63,561
Electric Utilities	371,750	184,033	—	555,783
Gas Utilities	22,671	220,405	—	243,076
Independent Power and Renewable Electricity Producers	127,809	22,665	—	150,474
IT Services	—	18,358	—	18,358
Media	—	30,013	—	30,013
Metals& Mining	—	14,092	—	14,092
Multi-Utilities	227,776	231,920	—	459,696
Oil, Gas& Consumable Fuels	1,015,689	18,496	—	1,034,185
Road& Rail	130,333	40,423	—	170,756
Transportation Infrastructure	50,044	240,676	—	290,720
Water Utilities	128,513	41,477	—	169,990
Other*	886,427	—	—	886,427
Exchange Traded Funds	9,002	—	—	9,002
Master Limited Partnerships	22,537	—	—	22,537
Total Investments	$3,040,314	$1,261,474	$—	$4,301,788

*	See Schedules of Investments for segregation by industry type.
**	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives.
The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s NAV than the uncertainties surrounding inputs for a non-derivative security with the same market value.